Property, plant and equipment (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment
Balance, at beginning of the period	¥ 534,634,000	¥ 419,894,000
Charge for the year	(285,241,000)	(391,167,000)	¥ (389,871,000)	¥ (265,019,000)
Balance, at end of the period	769,306,000	534,634,000	419,894,000
Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	715,900,000	596,153,000	198,589,000
Acquisitions through business combination		1,339,000	10,290,000
Additions	305,333,000	196,997,000	409,477,000
Disposals	(26,533,000)	(88,680,000)	(25,966,000)
Exchange adjustments	(4,352,000)	10,091,000	3,763,000
Balance, at end of the period	990,348,000	715,900,000	596,153,000	198,589,000
Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(155,185,000)	(132,921,000)	(84,066,000)
Charge for the year	(59,652,000)	(70,706,000)	(58,865,000)
Written back on disposals	19,514,000	51,844,000	11,256,000
Exchange adjustments	490,000	(3,402,000)	(1,246,000)
Balance, at end of the period	(194,833,000)	(155,185,000)	(132,921,000)	(84,066,000)
Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(26,081,000)	(43,338,000)	(38,207,000)
Addition	(4,547,000)	(7,248,000)	(13,062,000)
Written back on disposals	3,868,000	26,015,000	8,767,000
Exchange adjustments	551,000	(1,510,000)	836,000
Balance, at end of the period	(26,209,000)	(26,081,000)	(43,338,000)	(38,207,000)
Apartments
Property, plant and equipment
Balance, at beginning of the period	226,389,000	235,101,000
Balance, at end of the period	222,032,000	226,389,000	235,101,000
Apartments | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	242,639,000	242,639,000
Additions			242,639,000
Balance, at end of the period	242,639,000	242,639,000	242,639,000
Apartments | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(16,250,000)	(7,538,000)
Charge for the year	(4,357,000)	(8,712,000)	(7,538,000)
Written back on disposals		0
Balance, at end of the period	(20,607,000)	(16,250,000)	(7,538,000)
Leasehold improvements
Property, plant and equipment
Balance, at beginning of the period	87,255,000	73,388,000
Balance, at end of the period	135,001,000	87,255,000	73,388,000
Leasehold improvements | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	147,271,000	168,120,000	111,949,000
Acquisitions through business combination		451,000
Additions	18,980,000	8,710,000	67,160,000
Transfer from construction in progress	75,184,000	(36,419,000)
Disposals	(12,467,000)	(75,541,000)	(15,389,000)
Exchange adjustments	(2,685,000)	9,112,000	4,400,000
Balance, at end of the period	226,283,000	147,271,000	168,120,000	111,949,000
Leasehold improvements | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(38,504,000)	(56,016,000)	(41,007,000)
Charge for the year	(39,815,000)	(24,270,000)	(17,840,000)
Written back on disposals	9,226,000	44,866,000	4,541,000
Exchange adjustments	(270,000)	(3,084,000)	(1,710,000)
Balance, at end of the period	(69,363,000)	(38,504,000)	(56,016,000)	(41,007,000)
Leasehold improvements | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(21,512,000)	(38,716,000)	(36,432,000)
Addition	(3,459,000)	(5,640,000)	(8,880,000)
Written back on disposals	2,701,000	24,875,000	7,536,000
Exchange adjustments	351,000	(2,031,000)	940,000
Balance, at end of the period	(21,919,000)	(21,512,000)	(38,716,000)	(36,432,000)
Office equipment
Property, plant and equipment
Balance, at beginning of the period	19,387,000	25,586,000
Balance, at end of the period	22,637,000	19,387,000	25,586,000
Office equipment | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	54,048,000	51,043,000	37,431,000
Acquisitions through business combination		888,000	14,000
Additions	9,177,000	7,348,000	16,779,000
Disposals	(791,000)	(5,611,000)	(3,183,000)
Exchange adjustments	(596,000)	380,000	2,000
Balance, at end of the period	61,838,000	54,048,000	51,043,000	37,431,000
Office equipment | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(32,845,000)	(24,035,000)	(18,626,000)
Charge for the year	(5,530,000)	(10,981,000)	(7,144,000)
Written back on disposals	322,000	3,058,000	1,672,000
Exchange adjustments	510,000	(887,000)	63,000
Balance, at end of the period	(37,543,000)	(32,845,000)	(24,035,000)	(18,626,000)
Office equipment | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(1,816,000)	(1,422,000)
Addition		(591,000)	(1,380,000)
Exchange adjustments	158,000	197,000	42,000
Balance, at end of the period	(1,658,000)	(1,816,000)	(1,422,000)
Store operating equipment
Property, plant and equipment
Balance, at beginning of the period	17,073,000	16,940,000
Balance, at end of the period	23,198,000	17,073,000	16,940,000
Store operating equipment | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	46,723,000	46,791,000	46,469,000
Additions	10,479,000	5,348,000	7,628,000
Disposals	(6,830,000)	(5,191,000)	(6,670,000)
Exchange adjustments	(541,000)	(225,000)	(636,000)
Balance, at end of the period	49,831,000	46,723,000	46,791,000	46,469,000
Store operating equipment | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(26,897,000)	(26,651,000)	(22,923,000)
Charge for the year	(1,206,000)	(4,690,000)	(8,647,000)
Written back on disposals	3,866,000	3,857,000	4,524,000
Exchange adjustments	236,000	587,000	395,000
Balance, at end of the period	(24,001,000)	(26,897,000)	(26,651,000)	(22,923,000)
Store operating equipment | Loss allowance
Property, plant and equipment
Balance, at beginning of the period	(2,753,000)	(3,200,000)	(1,775,000)
Addition	(1,088,000)	(1,017,000)	(2,802,000)
Written back on disposals	1,167,000	1,140,000	1,231,000
Exchange adjustments	42,000	324,000	(146,000)
Balance, at end of the period	(2,632,000)	(2,753,000)	(3,200,000)	(1,775,000)
Motor vehicles
Property, plant and equipment
Balance, at beginning of the period	1,140,000	891,000
Balance, at end of the period	1,202,000	1,140,000	891,000
Motor vehicles | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	3,089,000	2,347,000	2,740,000
Additions	306,000	675,000	232,000
Disposals			(622,000)
Exchange adjustments	(26,000)	67,000	(3,000)
Balance, at end of the period	3,369,000	3,089,000	2,347,000	2,740,000
Motor vehicles | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(1,949,000)	(1,456,000)	(1,510,000)
Charge for the year	(232,000)	(475,000)	(452,000)
Written back on disposals		0	500,000
Exchange adjustments	14,000	(18,000)	6,000
Balance, at end of the period	(2,167,000)	(1,949,000)	(1,456,000)	¥ (1,510,000)
Moulds
Property, plant and equipment
Balance, at beginning of the period	7,001,000	9,184,000
Balance, at end of the period	9,751,000	7,001,000	9,184,000
Moulds | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	45,741,000	26,409,000
Additions	11,607,000	19,585,000	26,511,000
Disposals	(6,445,000)	(253,000)	(102,000)
Balance, at end of the period	50,903,000	45,741,000	26,409,000
Moulds | Accumulated depreciation
Property, plant and equipment
Balance, at beginning of the period	(38,740,000)	(17,225,000)
Charge for the year	(8,512,000)	(21,578,000)	(17,244,000)
Written back on disposals	6,100,000	63,000	19,000
Balance, at end of the period	(41,152,000)	(38,740,000)	(17,225,000)
Construction in progress
Property, plant and equipment
Balance, at beginning of the period	176,389,000	58,804,000
Balance, at end of the period	355,485,000	176,389,000	58,804,000
Construction in progress | Gross carrying amount
Property, plant and equipment
Balance, at beginning of the period	176,389,000	58,804,000
Acquisitions through business combination			10,276,000
Additions	254,784,000	155,331,000	48,528,000
Transfer from construction in progress	(75,184,000)	36,419,000
Disposals		(2,084,000)
Exchange adjustments	(504,000)	757,000
Balance, at end of the period	355,485,000	176,389,000	58,804,000
Construction in progress | Accumulated depreciation
Property, plant and equipment
Written back on disposals		0
Leasehold improvements and store operating equipment | Self operated stores
Property, plant and equipment
Balance, at beginning of the period	71,990,000	51,900,000
Balance, at end of the period	¥ 128,879,000	¥ 71,990,000	¥ 51,900,000